SHARE-BASED COMPENSATION - Schedule of Weighted Average Assumptions Used to Value Options (Details)	12 Months Ended
Jun. 30, 2016 $ / shares
SHARE-BASED COMPENSATION
Expected volatility	51.50%
Risk-free interest rates	1.77%
Expected terms	5 years
Dividend yields	0.00%
Sub-Optimal behavior multiple	$ 2.80
Minimum
SHARE-BASED COMPENSATION
Fair Value per share of options granted	5.27
Maximum
SHARE-BASED COMPENSATION
Fair Value per share of options granted	$ 5.44